STATEMENT OF INVESTMENTS
The Dreyfus Fund Incorporated

March 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 100.4%
Banks - 6.7%
JPMorgan Chase & Co.	353,746		35,809,708
PNC Financial Services Group	196,090		24,052,399
U.S. Bancorp	465,253		22,420,542
			82,282,649
Capital Goods - 7.2%
Fortive	335,238		28,123,116
Honeywell International	215,316		34,218,019
Raytheon	148,107		26,967,323
			89,308,458
Consumer Services - 2.5%
McDonald's	161,500		30,668,850
Diversified Financials - 3.1%
Ameriprise Financial	154,917		19,844,868
CBOE Global Markets	193,876		18,503,525
			38,348,393
Energy - 4.7%
EOG Resources	234,956		22,363,112
Occidental Petroleum	192,017		12,711,525
Valero Energy	269,947		22,899,604
			57,974,241
Food & Staples Retailing - 3.1%
Costco Wholesale	75,127		18,191,252
Walmart	201,622		19,664,194
			37,855,446
Food, Beverage & Tobacco - 2.6%
PepsiCo	265,400		32,524,770
Health Care Equipment & Services - 9.4%
Abbott Laboratories	431,791		34,517,373
Boston Scientific	685,892	[a]	26,324,535
CVS Health	367,241		19,805,307
UnitedHealth Group	142,006		35,112,404
			115,759,619
Insurance - 3.4%
Progressive	585,244		42,190,240
Materials - 3.6%
Ecolab	128,417		22,670,737
Linde	121,865		21,439,709
			44,110,446

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 100.4% (continued)
Media & Entertainment - 3.9%
Alphabet, Cl. C	40,644	[a]	47,688,012
Pharmaceuticals Biotechnology & Life Sciences - 8.2%
Illumina	59,700	[a]	18,548,193
Johnson & Johnson	187,517		26,213,001
Merck & Co.	487,608		40,554,357
Vertex Pharmaceuticals	83,092	[a]	15,284,773
			100,600,324
Retailing - 7.1%
Amazon.com	34,520	[a]	61,471,490
O'Reilly Automotive	65,780	[a]	25,542,374
			87,013,864
Semiconductors & Semiconductor Equipment - 3.8%
Broadcom	81,779		24,591,763
Xilinx	178,732		22,661,430
			47,253,193
Software & Services - 15.7%
Adobe	54,000	[a]	14,390,460
International Business Machines	161,262		22,754,068
Microsoft	542,447		63,976,199
PayPal Holdings	211,079	[a]	21,918,443
salesforce.com	186,329	[a]	29,508,924
Visa, Cl. A	260,788	[b]	40,732,478
			193,280,572
Technology Hardware & Equipment - 5.7%
Apple	175,198		33,278,860
Cisco Systems	697,551		37,660,779
			70,939,639
Telecommunication Services - 3.4%
Verizon Communications	710,443		42,008,495
Transportation - 2.8%
Union Pacific	204,521		34,195,911
Utilities - 3.5%
NextEra Energy	134,125		25,929,045
PPL	532,158		16,890,695
			42,819,740
Total Common Stocks (cost $862,280,937)			1,236,822,862

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $16,087,026)	2.46	16,087,026	[c]	16,087,026
Total Investments (cost $878,367,963)		101.7%		1,252,909,888
Liabilities, Less Cash and Receivables		(1.7%)		(21,116,630)
Net Assets		100.0%		1,231,793,258

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2019, the value of the fund’s securities on loan was $39,402,207 and the value of the collateral held by the fund was $39,800,756, consisting of U.S. Government & Agency securities.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
The Dreyfus Fund Incorporated

March 31, 2019 (Unaudited)

The following is a summary of the inputs used as of March 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Common Stocks†	1,236,822,862	-	-	1,236,822,862
Investment Companies	16,087,026	-	-	16,087,026

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus,, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the

NOTES

market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2019, accumulated net unrealized appreciation on investments was $374,541,925, consisting of $387,246,576 gross unrealized appreciation and $12,704,651 gross unrealized depreciation.

At March 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.